Commercial Loans	12 Months Ended
Dec. 31, 2015
Commercial Loans [Abstract]
Commercial Loans [Text Block]
4.	Commercial Loans

Short Term Loans Receivable

The Company offers short-term, secured, non–banking loans to real estate investors (also known as hard money) to fund their acquisition and construction of properties located in the New York Metropolitan area. The loans are principally secured by collateral consisting of real estate and, generally, accompanied by personal guarantees from the principals of the businesses. The loans are generally for a term of one year. The short term loans are initially recorded, and carried thereafter, in the financial statements at cost. Most of the loans provide for receipt of interest only during the term of the loan and a balloon payment at the end of the term. For the years ended December 31, 2015 and 2014 the total amounts of $21,609,000 and $22,585,990, respectively, have been lent, offset by collections received from borrowers, under the commercial loans in the amount of $14,737,436 and $13,248,464, respectively. The face amounts of the loans we originate historically have ranged from $14,000 to a maximum of $1,475,000. Our board of directors established a policy limiting the maximum amount of any loan to the lower of (i) 9.9% of the aggregate amount of our loan portfolio (not including the loan under consideration) and (ii) $1.5 million. Our loans typically have a maximum initial term of one year and bear interest at a flat rate of 12% to 15% per year. In addition, we usually receive origination fees, or “points,” ranging from 1% to 3% of the original principal amount of the loan as well as other fees relating to underwriting, funding and managing the loan. Interest is always payable monthly, in arrears. In the case of acquisition financing, the principal amount of the loan usually does not exceed 75% of the value of the property (as determined by an independent appraiser), and in the case of construction financing, up to 80% of construction costs.

The Company uses its own employees, outside lawyers and other independent professionals to verify titles and ownership, to file liens and to consummate the transactions. Outside appraisers are also used to assist the Company’s officials in evaluating the worth of collateral. To date, the Company has not experienced any defaults and none of the loans previously made have been non-collectable, although no assurances can be given that existing or future loans may not go into default or prove to be non-collectible in the future.

At December 31, 2015, the Company was committed to an additional $2,155,000 in construction loans that can be drawn by the borrower when certain conditions are met.

At December 31, 2015 and 2014, no one entity has loans outstanding representing more than 10% of the total balance of the loans outstanding.

At December 31, 2015, two of the loans in the Company’s portfolio were jointly funded by the Company and unrelated entities, for aggregate loans of $1,835,000. The accompanying balance sheet includes the Company’s portion of the loans in the amount of $1,230,000.

At December 31, 2014, eight of the loans in the Company’s portfolio were jointly funded by the Company and unrelated entities, for aggregate loans of $5,105,000. The accompanying 2014 balance sheet includes the Company’s portion of the loans in the amount of $2,665,000.

The Company generally grants loans for a term of one year. When a performing loan reaches its maturity and the borrower requests an extension we may extend the term of the loan beyond one year and reclassify it as part of long term loans receivable. Prior to granting an extension of any loan, we reevaluate the underlying collateral.

Long Term Loans Receivable

Long term loans receivable comprise the loans that were extended beyond the original maturity dates, unless it is clear that the loan will be paid back by December 31, 2016. At December 31, 2015, the Company’s loan portfolio consists of $20,199,000 short term loans receivable and approximately $10,705,000 long term loans receivable. At December 31, 2014, the Company’s loan portfolio consists of approximately $19,138,000 short term loans receivable and approximately $4,894,000 long term loans receivable.

Credit Risk

Credit risk profile based on loan activity as of December 31, 2015 and 2014:

Performing loans	Developers- Residential	Developers- Commercial	Developers- Mixed Used	Other	Total outstanding loans
December 31, 2015	$28,801,540	$1,000,000	$1,102,500	$—	$30,904,040
December 31, 2014	$22,360,040	$1,635,000	$20,000	$17,436	$24,032,476

At December 31, 2015, the Company’s long term loans receivable consists of loans in the amount of $179,050, $100,000, $225,000, $2,525,000 and $7,675,990, originally due in 2009, 2010, 2013, 2014 and 2015, respectively. At December 31, 2014, the Company’s long term loans receivable consists of loans in the amount of $179,050, $100,000, $120,000, $570,000 and $3,925,000, originally due in 2009, 2010, 2011, 2013 and 2014, respectively. In all instances the borrowers are currently paying their interest and, generally, the Company receives a fee in connection with the extension of the loans. Accordingly, at December 31, 2015 and 2014, no loan impairments exist and there are no provisions for impairments of loans or recoveries thereof included in operations for the years then ended.

Subsequent to the balance sheet date, $6,155,000  of the loans receivable at December 31, 2015 were paid off.